File Number: 333-110037
                                                     Filed Pursuant to Rule
                                                   497(e) of the Securities
                                                                Act of 1933

                                                              December 22, 2008


   Supplement to the May 1, 2008 Class A, Class B and Class C Shares Prospectus and Class Y Shares Prospectus for Pioneer Tax Free Money Market Fund

Pioneer Tax Free Money Market Fund (the "fund") has enrolled in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program").

The Program seeks to guarantee the $1.00 net asset value (NAV) of certain shares of money market funds as of September 19, 2008. The guarantee would be triggered in the event the market-based net asset value of a participating fund's share falls below $0.995 and that situation has not been cured. Recovery under the Program would require the fund to liquidate. Upon liquidation, and subject to the availability of assets under the Program, eligible shareholders who have continued to maintain accounts would be entitled to receive a payment equal to any shortfall between the amount received by a shareholder in the liquidation and $1.00 per share.

Only shareholders of record of the fund as of September 19, 2008 are eligible to receive the benefit of the guarantee. Any increase in the number of shares held in a fund in excess of shares held at the close of business on September 19, 2008 will not be covered. If, following September 19, 2008, the number of shares held in an account fluctuates, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008 or the number of shares held on the date of the trigger event, whichever is less.

The Treasury has extended the Program's expiration date from December 18, 2008 to April 30, 2009. The Treasury has discretion to continue the Program until September 18, 2009. The fund has submitted an extension notice to the Treasury in order to participate in the extended Program. If the Program were extended beyond April 30, 2009, eligible funds would have to renew their participation to maintain coverage. There is no assurance that the fund will participate in the Program if it is extended beyond April 30, 2009.

In order to participate in the initial three month period of the Program, the fund paid to the U.S. Treasury Department a fee in the amount of 0.01% of the fund's net asset value as of the close of business on September 19, 2008. In order to participate in the extended period of the Program, the fund paid to the U.S. Treasury Department a fee in the amount of 0.015% of the fund's net asset value as of the close of business on September 19, 2008. These expenses will be borne by the fund without regard to any expense limitation currently in effect for the fund. Any additional cost to participate in the extended Program also will be borne by the fund.

As of the date of this supplement, assets available to the Program to support all participating money market funds are approximately $50 billion. As of the date of this supplement, more information about the Program is available on the U.S. Treasury's website at http://www.ustreas.gov.

The effect of the cost of the Program is reflected in the following tables, which replace the information appearing under the heading "Fees and expenses" on page 7 of the Class A, Class B and Class C shares prospectus and page 6 of the Class Y shares prospectus:

Fees and expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareowner fees
paid directly from your investment       Class A         Class B           Class C         Class Y

Maximum sales charge (load) when you buy shares
as a percentage of offering price        None            None              None             None

Maximum deferred sales charge (load) as a percentage
of offering price or the amount you receive when
you sell shares, whichever is less  None             None              None             None

---------------------------------------- ---------------- ---------------- ---------------- -------------
Annual fund operating expenses
paid from the assets of the fund
as a percentage of average daily net     Class A          Class B          Class C          Class Y
assets
---------------------------------------- ---------------- ---------------- ---------------- -------------
---------------------------------------- ---------------- ---------------- ---------------- -------------
Management Fee                           0.40%            0.40%            0.40%            0.40%
---------------------------------------- ---------------- ---------------- ---------------- -------------
---------------------------------------- ---------------- ---------------- ---------------- -------------
Distribution and Service (12b-1) Fee     0.15%            1.00%            1.00%            0.00%
---------------------------------------- ---------------- ---------------- ---------------- -------------
---------------------------------------- ---------------- ---------------- ---------------- -------------
Other Expenses1                          0.15%            0.20%            0.20%            0.09%
---------------------------------------- ---------------- ---------------- ---------------- -------------
---------------------------------------- ---------------- ---------------- ---------------- -------------
Total Annual Fund Operating Expenses2,3  0.70%            1.60%            1.60%            0.49%
---------------------------------------- ---------------- ---------------- ---------------- -------------

Example
This example helps you compare the cost of investing in the fund with the cost of investing in other mutual funds. It assumes that: a) you invest $10,000 in the fund for the time periods shown, b) you reinvest all dividends and distributions, c) your investment has a 5% return each year, d) the fund's operating expenses remain the same and e) Pioneer's contractual expense limitation is in effect for year one.

Although your actual costs may be higher or lower, under these assumptions your costs would be:


------------------------------------------------------------ --------------------------------------------
If you sell your shares                                      If you do not sell your shares
------------------------------------------------------------ --------------------------------------------
---------------------------------------------------------------------------------------------------------
                       Number of years you own your shares
---------------------------------------------------------------------------------------------------------
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------

               1          3          5           10           1          3          5          10
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
Class A        $72        $224       $390        $871         $72        $224       $390       $871
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
Class B        563        805        971         1,659        163        505        871        1,659
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
Class C        263        505        871         1,900        163        505        871        1,900
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------
Class Y        50         157        274         616          50         157        274        616
-------------- ---------- ---------- ----------- ------------ ---------- ---------- ---------- ----------

  1 Other expenses have been restated to reflect expenses paid by the fund to participate in the Program and estimated expenses (based on current fees) if the fund participates in the extended Program beyond April 30, 2009. The fee to participate in the Program if it is extended beyond April 30, 2009 is not known at this time and could be higher or lower than the estimated fees.

  2 Total annual fund operating expenses in the table have not been reduced by any expense offset arrangements.

  3 Pioneer may limit the fund's expenses for any class of shares or waive a portion of its management fee in an effort to maintain a net asset value of $1.00 per share. From time to time, Pioneer and its affiliates may limit the expenses of one or more classes or waive a portion of its management fee for the purpose of avoiding a negative yield or increasing the fund's yield during the period of the limitation. These expense limitation policies are voluntary and temporary and may be revised or terminated by Pioneer at any time without notice.


                                                                  22655-00-1208
                                       (C) 2008 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC